Net Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2014
Assets Of Disposal Group Including Discontinued Operation [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Table Text Block]
December 31, 2014

Accounts receivable	$7,287
Prepaid expenses	1,425
Intangibles	10,263
Goodwill	15,949
Capital assets	33,797
Accounts payable	(4,114)
Accrued charges	(2,373)
Deferred income taxes	(1,218)
Total net assets held for sale	$61,016